31. Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity Tables
Classes of Shares and Main Shareholders

	Number of shares in units
Shareholders	Common		Class "A” Preferred		Class “B” preferred		Total
	in share	%	in share	%	in share	%	in share	%
State of Paraná	85,028,598	58.63	-	-	-	-	85,028,598	31.07
BNDES	38,298,775	26.41	-	-	27,282,006	21.26	65,580,781	23.96
Eletrobrás	1,530,774	1.06	-	-	-	-	1,530,774	0.56
Free float:
B3	18,691,826	12.89	76,763	23.36	68,879,476	53.69	87,648,065	32.03
NYSE	1,144,316	0.79	-	-	31,957,198	24.91	33,101,514	12.10
Latibex	-	-	-	-	128,231	0.10	128,231	0.05
Municipalities	178,393	0.12	9,326	2.84	3,471	-	191,190	0.07
Other shareholders	158,398	0.10	242,538	73.80	45,286	0.04	446,222	0.16
	145,031,080	100.00	328,627	100.00	128,295,668	100.00	273,655,375	100.00

Changes in Equity Value Adjustments

	Equity Valuation Adjustments	Accumulated Other Comprehensive Income	Total
As of 01.01.2015	1,141,485	(164,521)	976,964
Adjustments to financial assets available for sale
Financial investments	-	633	633
Taxes on adjustments	-	(216)	(216)
Equity interest investments	-	(5)	(5)
Taxes on adjustments	-	(1)	(1)
Adjustments related to actuarial liabilities
Post-employment benefits	-	410,330	410,330
Taxes on adjustments	-	(139,059)	(139,059)
Post-employment benefits - equity	-	19,660	19,660
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(137,031)	-	(137,031)
Taxes on the adjustments	46,590	-	46,590
Attributed to non-controlling interest	-	(495)	(495)
As of 12.31.2015	1,051,044	126,328	1,177,372
Adjustments to financial assets available for sale
Financial investments	-	(2)	(2)
Equity interest investments	-	3,614	3,614
Taxes on adjustments	-	(1,229)	(1,229)
Adjustments related to actuarial liabilities
Post-employment benefits	-	(88,906)	(88,906)
Taxes on adjustments	-	30,174	30,174
Post-employment benefits - equity	-	(852)	(852)
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(154,102)	-	(154,102)
Taxes on the adjustments	52,395	-	52,395
Actuarial liabilities - investment realization	(19,933)	-	(19,933)
Attributed to non-controlling interest	-	(65)	(65)
As of 12.31.2016	929,404	69,062	998,466
Adjustments to financial assets available for sale
Financial investments	-	3	3
Taxes on adjustments	-	(1)	(1)
Equity interest investments	-	26,135	26,135
Taxes on adjustments	-	(8,887)	(8,887)
Adjustments related to actuarial liabilities
Post-employment benefits	-	(46,506)	(46,506)
Taxes on adjustments	-	16,827	16,827
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(108,561)	-	(108,561)
Taxes on the adjustments	36,911	-	36,911
Gains on Investments in equity investments (Note 16.1)	-	(28,650)	(28,650)
Taxes on adjustments	-	9,741	9,741
Attributed to non-controlling interest	-	123	123
As of 12.31.2017	857,754	37,847	895,601

Proposed Dividend Distribution

	12.31.2017	12.31.2016	12.31.2015
(1) Calculation of minimum mandatory dividend (25%)
Net income (loss) for the year (a)	1,033,626	958,650	1,192,738
Legal Reserve (5%)	(51,681)	(47,933)	(59,637)
Realization of equity evaluation adjustment	71,650	101,707	90,441
Calculation basis for minimum mandatory dividends	1,053,595	1,012,424	1,223,542
	263,399	253,106	305,885

(2) Total proposed distribution (3 + 5)	289,401	282,947	326,795

(3) Interest on own capital, net	266,000	282,947	198,000
Tax on interest on own capital	(26,002)	(29,841)	(20,910)
(4) Interest on own capital, net	239,998	253,106	177,090

(5) Dividends proposed	23,401	-	128,795

(6) Total proposed distribution, net (4 + 5)	263,399	253,106	305,885

Gross value of dividends per share:
Ordinary shares	1.00801	0.98539	1.13716
Class “A” preferred shares	2.89050	2.89050	2.52507
Class “B” preferred shares	1.10883	1.08410	1.25473

Gross amount of dividends per class of shares:
Ordinary shares	146,193	142,912	164,924
Class “A” preferred shares	950	949	960
Class “B” preferred shares	142,258	139,086	160,911
(a) The legal reserve, proposed dividends and other corporate impacts recorded in Equity of the financial statements for the years ended December 31, 2016 and 2015 were originally made based on the profit disclosed in those financial statements and did not change due to the restatement mentioned in Note 4.1 since the information available at the time indicated that the corporate impacts would be those approved by the appropriate bodies.

Earnings Per Share - Basic and Diluted
	12.31.2017	12.31.2016 Restated	12.31.2015 Restated

Basic and diluted numerator
Basic and diluted earnings allocated by classes of shares, allocated to controlling shareholders
Common shares	523,206	453,427	561,637
Class “A” preferred shares	1,304	1,197	1,620
Class “B” preferred shares	509,116	441,148	546,292
	1,033,626	895,772	1,109,549
Basic and diluted denominator
Weighted average of shares (in thousands):
Common shares	145,031,080	145,031,080	145,031,080
Class “A” preferred shares	328,627	348,531	380,291
Class “B” preferred shares	128,295,668	128,275,764	128,244,004
	273,655,375	273,655,375	273,655,375
Basic and diluted earnings per share attributable to shareholders of parent company:
Common shares	3.60754	3.12641	3.87253
Class “A” preferred shares	3.96830	3.43906	4.25990
Class “B” preferred shares	3.96830	3.43906	4.25979